Lease obligationst (Tables)	12 Months Ended
Jun. 30, 2021
schedule Of carrying amounts of lease obligations for right-of-use assets
Lease Obligations
$
Balance as at July 1, 2019	-

Adoption of IFRS 16	24,164
Lease payments	(4,810)
Foreign exchange adjustments	(3,336)
Balance as at June 30, 2020	16,018

Additions	-
Lease payments	(6,367)
Finance costs	1,317
Foreign exchange adjustments	131
Balance as at June 30, 2021	11,099

Schedule Of lease obligations included in the consolidated statements of financial position
Lease Obligations
$
Current portion of lease obligations	5,845
Long-term lease obligations	5,254
Balance as at June 30, 2021	11,099

Schedule Of Future minimum lease payments
Lease Obligations
$
Within 12 months	6,019
Between 13 and 24 months	6,019
Total undiscounted lease obligations	12,038